Trade Receivables, Prepaid Expenses and Other Current Assets - Schedule of Total Accounts Receivable Balance (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Total Accounts Receivable Balance [Line Items]
Total Trade Receivables	$ 14,675	$ 14,440
Months 1-3 months [Member]
Schedule of Total Accounts Receivable Balance [Line Items]
Total Trade Receivables	8,209	8,304
Months 4-6 months [Member]
Schedule of Total Accounts Receivable Balance [Line Items]
Total Trade Receivables	3,845	3,454
Months 7-12 months [Member]
Schedule of Total Accounts Receivable Balance [Line Items]
Total Trade Receivables	2,475	2,575
Not due [Member]
Schedule of Total Accounts Receivable Balance [Line Items]
Total Trade Receivables	$ 146	$ 107